Earnings (Loss) Per Share - Narrative (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	1.8	1.8
Potentially dilutive shares, price per share (in dollars per share)	$ 115	$ 115
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0.1	0.2
Restricted stock units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0.9	0.5
Senior convertible notes | 2025 Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	3.9
Potentially dilutive shares, price per share (in dollars per share)	$ 17.5
Senior convertible notes | 2026 Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	1.5	1.5
Potentially dilutive shares, price per share (in dollars per share)	$ 106.5	$ 106.5
Forward share purchase agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0.2	0.2